Discontinued operations	6 Months Ended
Jun. 30, 2020
Disclosure of analysis of single amount of discontinued operations [abstract]
Discontinued operations

Note 3	Discontinued operations

On June 1, 2020, BCE announced that it had entered into an agreement to sell substantially all of its data centre operations in an all-cash transaction valued at $1.04 billion. The transaction is expected to close in the second half of 2020, subject to customary closing conditions. As a result, we have reclassified amounts related to the announced sale for the previous periods to discontinued operations in our consolidated income statements and consolidated statements of cash flows to make them consistent with the presentation for the current period. We have also reclassified the assets and liabilities of the data centre operations to be sold as held for sale in our consolidated statements of financial position at June 30, 2020, measured at their carrying amount, which is lower than the estimated fair value less costs to sell. Property, plant and equipment and intangible assets included in assets held for sale are no longer depreciated or amortized effective June 1, 2020.
The following table summarizes the carrying value of the assets and liabilities that are classified as held for sale at June 30, 2020.

June 30, 2020
Contract assets	1
Contract costs	3
Property, plant and equipment	479
Intangible assets	227
Goodwill	115
Total assets held for sale	825
Long-term debt	115
Deferred tax liabilities	82
Other non-current liabilities	8
Total liabilities held for sale	205
Net assets held for sale	620

The following tables summarize the income statements and statements of cash flows of our discontinued operations for the three and six months ended June 30, 2020 and 2019.

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2020	2019	2020	2019
Operating revenues	39	41	79	86
Operating costs	(19)	(18)	(35)	(36)
Depreciation	(8)	(9)	(18)	(18)
Amortization	(3)	(3)	(7)	(7)
Interest expense	(2)	(2)	(4)	(4)
Other income	(1)	(1)	(2)	(1)
Income taxes	(2)	(1)	(4)	(4)
Net earnings attributable to common shareholders	4	7	9	16

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2020	2019	2020	2019
Cash flows from operating activities	17	22	39	47
Cash flows used in investing activities	(8)	(5)	(15)	(7)
Cash flows used in financing activities	(2)	(2)	(3)	(3)
Net increase in cash	7	15	21	37